Subsequent Events (Details Narrative) - $ / shares		Feb. 13, 2025	Mar. 25, 2025	Mar. 10, 2025	Mar. 09, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 28, 2021
Subsequent Event [Line Items]
Common stock, shares authorized						10,000,000	10,000,000	10,000,000
Common stock, shares	[1]					2,370,139	2,370,139	2,370,139	1,303,645
Common stock, par value						$ 0.015	$ 0.015	$ 0.015
Preferred stock, shares						333,333	333,333	333,333
Preferred stock, par value						$ 0.01515	$ 0.01515	$ 0.01515
Minimum bid price										$ 37.50
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares					35,554,677
Common stock, par value					$ 0.001
Preferred stock, shares					5,000,000
Preferred stock, par value					$ 0.00101
Reverse stock split		one-for-fifteen
Minimum bid price			$ 1	$ 1
Subsequent Event [Member] | Reverse Split [Member]
Subsequent Event [Line Items]
Common stock, shares		2,370,139
Common stock, par value		$ 0.015
Preferred stock, shares		333,333
Preferred stock, par value		$ 0.01515
Subsequent Event [Member] | Board Of Directors [Member]
Subsequent Event [Line Items]
Common stock, shares authorized		200,000,000
Common stock, shares		150,000,000
Common stock, par value		$ 0.001
Preferred stock, shares		50,000,000
Preferred stock, par value		$ 0.00101

[1]	All period results have been adjusted for the reverse stock split effective March 10, 2025 (See Note 12 - Subsequent Events).